UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22037

Stone Harbor Investment Funds
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100 Denver, CO	80203
(Address of principal executive offices)	(Zip code)

Adam J. Shapiro, Esq. c/o Stone Harbor Investment Partners LP 31 West 52nd Street, 16th Floor New York, NY 10019
(Name and address of agent for service)

With copies To:

John M. Loder, Esq. Ropes & Gray LLP One International Place Boston, MA 02110-2624

Registrant’s telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	May 31

Date of reporting period:	December 1, 2009 – February 28, 2010

Item 1. Schedule of Investments.

Statement of Investments
February 28, 2010 (Unaudited)	High Yield Bond Fund

	Principal
Interest Rate/Maturity Date	Amount	Market Value

CORPORATE BONDS - 92.24%
Aerospace/Defense - 1.24%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	$915,000	$905,850
L-3 Communications Corp.
6.125%, 07/15/2013	100,000	101,375
6.125%, 01/15/2014	475,000	480,344
5.875%, 01/15/2015	1,100,000	1,109,625
Series B, 6.375%, 10/15/2015	400,000	408,500
TransDigm, Inc.
7.750%, 07/15/2014	1,875,000	1,879,687
		4,885,381

Automotive - 2.68%
Ford Motor Co.
7.450%, 07/16/2031	1,260,000	1,113,525
8.900%, 01/15/2032(6)	25,000	23,063
Ford Motor Credit Co. LLC
9.875%, 08/10/2011	1,775,000	1,862,625
3.001%, 01/13/2012(1)	2,850,000	2,675,437
7.800%, 06/01/2012	900,000	909,975
7.500%, 08/01/2012	875,000	879,144
8.700%, 10/01/2014	575,000	590,348
8.000%, 12/15/2016	1,385,000	1,392,529
Oshkosh Corp.
8.250%, 03/01/2017(2)	175,000	175,000
8.500%, 03/01/2020(2)	375,000	375,000
TRW Automotive, Inc.
8.875%, 12/01/2017(2)	550,000	556,875
		10,553,521

Building Products - 0.85%
Associated Materials LLC
9.875%, 11/15/2016(2)	175,000	186,375
Goodman Global Group, Inc.
12.431%, 12/15/2014(2)(3)	1,575,000	921,375
Interface, Inc.
Series B, 11.375%, 11/01/2013	475,000	536,750
9.500%, 02/01/2014	265,000	272,288

Interline Brands, Inc.
8.125%, 06/15/2014	600,000	606,000
Norcraft Cos. LP
10.500%, 12/15/2015(2)	675,000	702,000
Norcraft Holdings LP
9.750%, 09/01/2012(4)	137,000	129,465
		3,354,253

Capital Goods - 0.89%
The Manitowoc Co., Inc.
9.500%, 02/15/2018	1,875,000	1,879,688
SPX Corp.
7.625%, 12/15/2014	825,000	847,688
Terex Corp.
8.000%, 11/15/2017	825,000	771,375
		3,498,751

Chemicals - 3.08%
Ashland, Inc.
9.125%, 06/01/2017(2)	1,725,000	1,893,188
Koppers, Inc.
7.875%, 12/01/2019(2)	1,875,000	1,917,187
Lyondell Chemical Co.
8.375%, 08/15/2015(2)(5)	945,000	217,350
MacDermid, Inc.
9.500%, 04/15/2017(2)	1,650,000	1,658,250
Nalco Co.
8.875%, 11/15/2013	530,000	545,900
8.250%, 05/15/2017(2)	1,050,000	1,126,125
NewMarket Corp.
7.125%, 12/15/2016	1,405,000	1,397,975
Nova Chemicals Corp.
6.500%, 01/15/2012	1,045,000	1,050,225
8.375%, 11/01/2016(2)	2,375,000	2,357,187
		12,163,387

Consumer Products - 1.01%
Central Garden and Pet Co.
8.250%, 03/01/2018	1,875,000	1,896,094
Freedom Group, Inc.
10.250%, 08/01/2015(2)	200,000	213,000
10.250%, 08/01/2015(2)	1,450,000	1,544,250
Libbey Glass, Inc.
10.000%, 02/15/2015(2)	300,000	312,000
		3,965,344

Containers/Packaging - 2.61%
Crown Americas LLC
7.625%, 11/15/2013	158,000	163,530
7.750%, 11/15/2015	605,000	627,688
7.625%, 05/15/2017(2)	700,000	731,500
Greif, Inc.
7.750%, 08/01/2019(2)	1,625,000	1,681,875
Owens-Brockway Glass Container, Inc.
8.250%, 05/15/2013	1,132,000	1,154,640
6.750%, 12/01/2014	425,000	430,313
7.375%, 05/15/2016	400,000	415,000
Owens-Illinois, Inc.
7.800%, 05/15/2018	1,675,000	1,725,249
Radnor Holdings Corp.
11.000%, 03/15/2010(5)(6)	25,000	3
Reynolds Group DL Escrow, Inc.
7.750%, 10/15/2016(2)	1,850,000	1,882,374
Silgan Holdings, Inc.
7.250%, 08/15/2016	1,425,000	1,471,313
		10,283,485

Drillers/Svc - 2.27%
Bristow Group, Inc.
7.500%, 09/15/2017	1,205,000	1,189,938
Complete Production Services, Inc.
8.000%, 12/15/2016	1,975,000	1,930,563
Dresser-Rand Group, Inc.
7.375%, 11/01/2014	2,230,000	2,229,999
Hercules Offshore LLC
10.500%, 10/15/2017(2)	1,750,000	1,750,000
Hornbeck Offshore Services, Inc.
8.000%, 09/01/2017(2)	1,875,000	1,846,875
		8,947,375

Electric - 5.66%
The AES Corp.
8.750%, 05/15/2013(2)	275,000	281,188
7.750%, 03/01/2014	650,000	654,063
7.750%, 10/15/2015	850,000	847,875
9.750%, 04/15/2016(2)	725,000	777,562
8.000%, 10/15/2017	2,225,000	2,222,219
Dynegy Holdings, Inc.
8.375%, 05/01/2016	3,070,000	2,701,599
7.125%, 05/15/2018	500,000	387,500
7.750%, 06/01/2019	460,000	363,400
7.625%, 10/15/2026	25,000	17,375

Edison Mission Energy
7.500%, 06/15/2013	55,000	51,150
7.750%, 06/15/2016	1,825,000	1,469,125
7.000%, 05/15/2017	150,000	110,625
7.200%, 05/15/2019	1,540,000	1,089,550
7.625%, 05/15/2027	1,135,000	743,425
Mirant Americas Generation LLC
8.500%, 10/01/2021	1,150,000	1,081,000
Mirant North America LLC
7.375%, 12/31/2013	2,465,000	2,468,081
NRG Energy, Inc.
7.250%, 02/01/2014	800,000	808,000
7.375%, 02/01/2016	1,715,000	1,695,706
8.500%, 06/15/2019	1,925,000	1,932,219
Texas Competitive Electric Holdings Co. LLC
Series A, 10.250%, 11/01/2015(4)	3,500,000	2,633,400
		22,335,062

Environmental Services - 0.76%
Allied Waste North America, Inc.
7.250%, 03/15/2015	900,000	935,864
Series B, 7.125%, 05/15/2016	200,000	216,273
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	35,000	42,651
Clean Harbors, Inc.
7.625%, 08/15/2016(2)	1,775,000	1,801,625
		2,996,413

Exploration & Production - 12.11%
ANR Pipeline Co.
7.375%, 02/15/2024	60,000	69,233
7.000%, 06/01/2025	10,000	10,775
Atlas Energy Operating Co. LLC
12.125%, 08/01/2017	1,600,000	1,808,000
Atlas Pipeline Partners LP
8.125%, 12/15/2015	1,850,000	1,743,625
8.750%, 06/15/2018	200,000	188,000
Chesapeake Energy Corp.
7.625%, 07/15/2013	1,250,000	1,309,375
7.000%, 08/15/2014	50,000	50,250
9.500%, 02/15/2015	275,000	300,438
6.375%, 06/15/2015	275,000	267,438
6.875%, 01/15/2016	1,275,000	1,260,656
7.250%, 12/15/2018	550,000	544,500
Comstock Resources, Inc.
8.375%, 10/15/2017	1,500,000	1,537,500

Copano Energy LLC
8.125%, 03/01/2016	1,225,000	1,240,313
7.750%, 06/01/2018	675,000	663,188
Crosstex Energy, Inc.
8.875%, 02/15/2018(2)	1,925,000	1,963,499
Denbury Resources, Inc.
8.250%, 02/15/2020	1,350,000	1,404,000
El Paso Corp.
Series GMTN, 7.375%, 12/15/2012	125,000	132,353
8.250%, 02/15/2016	125,000	133,125
7.250%, 06/01/2018	175,000	176,999
Series GMTN, 7.800%, 08/01/2031	2,025,000	1,977,595
Series GMTN, 7.750%, 01/15/2032	150,000	145,685
Encore Acquisition Co.
6.250%, 04/15/2014	525,000	531,563
9.500%, 05/01/2016	1,000,000	1,070,000
EXCO Resources, Inc.
7.250%, 01/15/2011	2,150,000	2,163,437
Gibson Energy ULC
10.000%, 01/15/2018(2)	725,000	710,500
Hilcorp Energy I LP
7.750%, 11/01/2015(2)	95,000	92,863
9.000%, 06/01/2016(2)	334,000	339,845
Mariner Energy, Inc.
11.750%, 06/30/2016	1,375,000	1,540,000
MarkWest Energy Partners LP
6.875%, 11/01/2014	250,000	243,750
Series B, 6.875%, 11/01/2014	175,000	169,750
Series B, 8.500%, 07/15/2016	600,000	606,000
Series B, 8.750%, 04/15/2018	850,000	864,875
Newfield Exploration Co.
7.125%, 05/15/2018	875,000	879,375
6.875%, 02/01/2020	1,900,000	1,881,000
NFR Energy LLC
9.750%, 02/15/2017(2)	1,075,000	1,056,187
Penn Virginia Corp.
10.375%, 06/15/2016	1,325,000	1,437,625
Pioneer Natural Resources Co.
6.650%, 03/15/2017	3,650,000	3,609,396
Quicksilver Resources, Inc.
8.250%, 08/01/2015	850,000	862,750
11.750%, 01/01/2016	700,000	798,000
Sabine Pass LNG LP
7.250%, 11/30/2013	2,050,000	1,924,438
SandRidge Energy, Inc.
8.625%, 04/01/2015(7)	1,700,000	1,674,500

8.000%, 06/01/2018(2)	575,000	553,438
8.750%, 01/15/2020(2)	700,000	689,500
Southern Star Central Corp.
6.750%, 03/01/2016	75,000	74,625
6.750%, 03/01/2016(2)	575,000	572,125
Southern Star Central Gas Pipeline, Inc.
6.000%, 06/01/2016(2)	500,000	515,000
Southern Union Co.
7.600%, 02/01/2024	1,025,000	1,165,836
8.250%, 11/15/2029	1,625,000	1,897,049
Targa Resources Partners LP
11.250%, 07/15/2017(2)	850,000	947,750
The Williams Cos., Inc.
7.875%, 09/01/2021	1,222,000	1,500,029
8.750%, 03/15/2032	351,000	444,998
		47,742,751

Financial/Lease - 1.79%
CB Richard Ellis Services, Inc.
11.625%, 06/15/2017	1,500,000	1,661,250
E*Trade Financial Corp.
12.500%, 11/30/2017(6)(7)	1,620,000	1,832,128
GMAC LLC
7.250%, 03/02/2011(2)	79,000	80,086
6.875%, 09/15/2011(2)	237,000	238,185
6.000%, 12/15/2011(2)	244,000	244,610
7.000%, 02/01/2012(2)	1,004,000	1,009,020
6.625%, 05/15/2012(2)	66,000	65,835
8.000%, 11/01/2031(2)	2,050,000	1,911,625
		7,042,739

Food/Beverage/Tobacco - 4.61%
Altria Group, Inc.
9.250%, 08/06/2019	825,000	1,023,583
Constellation Brands, Inc.
8.375%, 12/15/2014	1,500,000	1,605,000
7.250%, 09/01/2016	2,245,000	2,281,481
7.250%, 05/15/2017	400,000	405,000
Cott Beverages, Inc.
8.375%, 11/15/2017(2)	900,000	918,000
Dean Foods Co.
7.000%, 06/01/2016	1,975,000	1,886,125
Del Monte Corp.
6.750%, 02/15/2015	100,000	102,500
7.500%, 10/15/2019(2)	1,225,000	1,249,500
Dole Food Co., Inc.
8.750%, 07/15/2013	1,125,000	1,158,750

13.875%, 03/15/2014(2)	691,000	827,473
Pinnacle Foods Finance LLC
9.250%, 04/01/2015(2)	275,000	280,500
9.250%, 04/01/2015	1,550,000	1,581,000
10.625%, 04/01/2017	400,000	416,000
Reynolds American, Inc.
7.250%, 06/01/2013	625,000	694,233
7.625%, 06/01/2016	2,155,000	2,435,630
Smithfield Foods, Inc.
10.000%, 07/15/2014(2)	1,225,000	1,332,188
		18,196,963

Gaming - 3.32%
Ameristar Casinos, Inc.
9.250%, 06/01/2014(2)	1,625,000	1,669,688
Global Cash Access LLC
8.750%, 03/15/2012	925,000	920,375
Great Canadian Gaming Corp.
7.250%, 02/15/2015(2)	1,000,000	990,000
Las Vegas Sands Corp.
6.375%, 02/15/2015	1,675,000	1,532,625
MGM Mirage
8.500%, 09/15/2010	1,800,000	1,804,500
11.125%, 11/15/2017(2)	800,000	868,000
Pinnacle Entertainment, Inc.
8.250%, 03/15/2012	275,000	272,250
7.500%, 06/15/2015	2,605,000	2,168,662
8.625%, 08/01/2017(2)	775,000	740,125
Seneca Gaming Corp.
7.250%, 05/01/2012	720,000	705,600
Series B, 7.250%, 05/01/2012	630,000	617,400
Wynn Las Vegas LLC
7.875%, 11/01/2017(2)	825,000	820,875
		13,110,100

Gas Distributors - 1.23%
Inergy LP
6.875%, 12/15/2014	50,000	49,000
8.750%, 03/01/2015	900,000	929,250
8.250%, 03/01/2016	750,000	763,125
Niska Gas Storage
8.875%, 03/15/2018(2)	1,900,000	1,900,000
Regency Energy Partners LP
9.375%, 06/01/2016(2)	1,125,000	1,192,500
		4,833,875

Healthcare - 7.90%
Boston Scientific Corp.
5.450%, 06/15/2014	450,000	469,749
7.000%, 11/15/2035	625,000	599,452
Community Health Systems, Inc.
8.875%, 07/15/2015	3,250,000	3,371,874
DaVita, Inc.
7.250%, 03/15/2015	4,620,000	4,660,424
HCA, Inc.
6.300%, 10/01/2012	1,250,000	1,243,750
6.750%, 07/15/2013	875,000	868,438
9.125%, 11/15/2014	210,000	221,288
9.250%, 11/15/2016	2,200,000	2,340,249
9.625%, 11/15/2016(7)	2,013,000	2,158,943
Healthsouth Corp.
10.750%, 06/15/2016	600,000	651,000
8.125%, 02/15/2020	2,325,000	2,278,500
IASIS Healthcare LLC
8.750%, 06/15/2014	1,900,000	1,928,500
Inverness Medical Innovations, Inc.
7.875%, 02/01/2016(2)	200,000	195,000
9.000%, 05/15/2016	1,625,000	1,637,188
Psychiatric Solutions, Inc.
7.750%, 07/15/2015	1,105,000	1,066,325
7.750%, 07/15/2015(2)	1,375,000	1,292,500
Surgical Care Affiliates, Inc.
8.875%, 07/15/2015(2)(7)	934,000	919,990
United Surgical Partners International, Inc.
8.875%, 05/01/2017	125,000	128,438
9.250%, 05/01/2017(7)	1,220,000	1,262,700
Vanguard Health Holding Co. LLC
8.000%, 02/01/2018(2)	3,925,000	3,875,937
		31,170,245

Industrial Other - 0.59%
RBS Global, Inc.
9.500%, 08/01/2014	1,710,000	1,739,925
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	600,000	600,000
		2,339,925

Leisure - 1.62%
AMC Entertainment, Inc.
8.000%, 03/01/2014	50,000	49,500
11.000%, 02/01/2016	565,000	608,788
Cinemark USA, Inc.
8.625%, 06/15/2019(2)	1,775,000	1,854,875

Marquee Holdings, Inc.
9.505%, 08/15/2014(4)	2,490,000	2,110,275
Regal Cinemas Corp.
8.625%, 07/15/2019(2)	1,700,000	1,782,875
		6,406,313

Lodging - 1.03%
Host Hotels & Resorts LP - REIT
7.125%, 11/01/2013	950,000	965,438
Series O, 6.375%, 03/15/2015	75,000	74,063
Series Q, 6.750%, 06/01/2016	625,000	618,750
9.000%, 05/15/2017(2)	1,000,000	1,074,999
Starwood Hotels & Resorts Worldwide, Inc.
6.250%, 02/15/2013	1,025,000	1,063,438
7.875%, 10/15/2014	250,000	268,125
		4,064,813

Media Cable - 5.15%
Atlantic Broadband Finance LLC
9.375%, 01/15/2014	985,000	1,001,006
Cablevision Systems Corp.
8.625%, 09/15/2017(2)	925,000	957,375
CCO Holdings LLC
8.750%, 11/15/2013(5)	200,000	204,000
Charter Communications Operating LLC
10.000%, 04/30/2012(2)(5)	475,000	494,000
CSC Holdings, Inc.
8.500%, 04/15/2014(2)	200,000	211,250
8.500%, 06/15/2015(2)	1,700,000	1,793,499
7.625%, 07/15/2018	325,000	335,563
8.625%, 02/15/2019(2)	475,000	515,375
DISH DBS Corp.
7.000%, 10/01/2013	475,000	488,063
6.625%, 10/01/2014	650,000	653,250
7.750%, 05/31/2015	1,450,000	1,511,625
7.125%, 02/01/2016	960,000	967,200
7.875%, 09/01/2019	1,700,000	1,759,500
Mediacom LLC
9.125%, 08/15/2019(2)	500,000	505,000
Rainbow National Services LLC
8.750%, 09/01/2012(2)	200,000	205,000
UPC Germany GMBH
8.125%, 12/01/2017(2)	125,000	125,625
UPC Holding BV
9.875%, 04/15/2018(2)	1,050,000	1,097,250
Videotron Ltee
6.875%, 01/15/2014	1,770,000	1,785,488

6.375%, 12/15/2015	685,000	674,725
9.125%, 04/15/2018	500,000	546,250
9.125%, 04/15/2018(2)	725,000	788,438
Virgin Media Finance PLC
Series $, 8.750%, 04/15/2014	103,000	105,833
9.125%, 08/15/2016	2,125,000	2,204,687
Series 1, 9.500%, 08/15/2016	1,100,000	1,171,500
8.375%, 10/15/2019	200,000	202,250
		20,303,752

Media Other - 1.85%
Bonten Media Acquisition Co.
9.000%, 06/01/2015(2)(7)	467,446	167,112
Fox Acquisition Sub LLC
13.375%, 07/15/2016(2)	965,000	866,088
Interep National Radio Sales, Inc.
Series B, 10.000%, 07/01/2008(5)(6)	4,000	—
Lamar Media Corp.
6.625%, 08/15/2015	710,000	681,600
Series B, 6.625%, 08/15/2015	1,680,000	1,579,200
Series C, 6.625%, 08/15/2015	200,000	188,000
Radio One, Inc.
Series B, 8.875%, 07/01/2011	865,000	763,363
6.375%, 02/15/2013	1,550,000	1,234,188
Sinclair Television Group, Inc.
8.000%, 03/15/2012	1,825,000	1,797,624
		7,277,175

Metals/Mining/Steel - 3.11%
Alcoa, Inc.
6.750%, 07/15/2018	1,675,000	1,683,838
5.720%, 02/23/2019	25,000	22,793
Arch Coal, Inc.
8.750%, 08/01/2016(2)	750,000	780,000
Arch Western Finance LLC
6.750%, 07/01/2013(1)	1,275,000	1,284,562
Cloud Peak Energy Resources LLC
8.250%, 12/15/2017(2)	400,000	401,000
8.500%, 12/15/2019(2)	1,450,000	1,471,750
Drummond Co., Inc.
9.000%, 10/15/2014(2)	325,000	326,625
7.375%, 02/15/2016(2)	1,475,000	1,382,813
Peabody Energy Corp.
Series B, 6.875%, 03/15/2013	1,650,000	1,678,875
5.875%, 04/15/2016	900,000	893,250
7.875%, 11/01/2026	425,000	435,625

Teck Resources Ltd.
9.750%, 05/15/2014	250,000	296,250
10.750%, 05/15/2019	1,300,000	1,605,500
		12,262,881

Paper/Forest Products - 1.48%
Buckeye Technologies, Inc.
8.500%, 10/01/2013	649,000	663,603
Georgia-Pacific LLC
9.500%, 12/01/2011	775,000	846,688
8.250%, 05/01/2016(2)	275,000	291,500
7.125%, 01/15/2017(2)	575,000	583,625
Graphic Packaging International, Inc.
9.500%, 08/15/2013	1,160,000	1,189,000
9.500%, 06/15/2017	2,155,000	2,273,524
		5,847,940

Publishing/Printing - 1.08%
Baker & Taylor, Inc.
11.500%, 07/01/2013(2)	1,295,000	673,400
CanWest MediaWorks, Inc.
8.000%, 09/15/2012	361,654	323,680
Cenveo Corp.
7.875%, 12/01/2013	1,025,000	953,250
8.375%, 06/15/2014	650,000	583,375
10.500%, 08/15/2016(2)	350,000	350,000
8.875%, 02/01/2018(2)	500,000	497,500
Deluxe Corp.
7.375%, 06/01/2015	870,000	848,250
IDEARC, Inc.
8.000%, 11/15/2016(5)(6)	1,265,000	—
The Reader’s Digest Association, Inc.
9.000%, 02/15/2017(5)(6)	470,000	7,050
RH Donnelley Corp.
12.000%, 01/29/2017(7)	15,236	15,388
		4,251,893

Refining - 0.60%
Petroplus Finance Ltd.
6.750%, 05/01/2014(2)	1,585,000	1,347,250
7.000%, 05/01/2017(2)	925,000	735,375
9.375%, 09/15/2019(2)	300,000	265,500
		2,348,125

Restaurants - 0.05%
Sbarro, Inc.
10.375%, 02/01/2015	225,000	185,063

Retail Food/Drug - 1.18%
Ahold Lease USA, Inc.
Series A-1, 7.820%, 01/02/2020(4)	440,647	484,712
Series A-2, 8.620%, 01/02/2025(4)	831,908	941,096
Albertsons, Inc.
8.000%, 05/01/2031	50,000	43,875
American Stores Co.
7.900%, 05/01/2017	550,000	517,000
8.000%, 06/01/2026	1,465,000	1,311,175
Series MTNB, 7.100%, 03/20/2028	600,000	486,000
SUPERVALU, Inc.
7.500%, 11/15/2014	350,000	353,500
8.000%, 05/01/2016	500,000	506,250
		4,643,608

Retail Non Food/Drug - 4.89%
Claire’s Stores, Inc.
9.625%, 06/01/2015(7)	1,646,984	1,309,352
10.500%, 06/01/2017	425,000	319,813
JC Penney Corp., Inc.
7.400%, 04/01/2037	1,475,000	1,463,938
Limited Brands, Inc.
8.500%, 06/15/2019(2)	1,175,000	1,264,594
6.950%, 03/01/2033	1,350,000	1,161,000
7.600%, 07/15/2037	400,000	358,000
Macy’s Retail Holdings, Inc.
5.350%, 03/15/2012	2,540,000	2,628,899
5.875%, 01/15/2013	425,000	438,281
6.900%, 01/15/2032	175,000	156,625
7.875%, 08/15/2036	525,000	479,063
Michaels Stores, Inc.
10.000%, 11/01/2014	1,625,000	1,657,500
11.375%, 11/01/2016	1,000,000	1,010,000
Neiman-Marcus Group, Inc.
9.000%, 10/15/2015(7)	1,652,116	1,635,595
10.375%, 10/15/2015	1,200,000	1,200,000
QVC, Inc.
7.500%, 10/01/2019(2)	1,400,000	1,424,500
Toys R Us Property Co. I LLC
10.750%, 07/15/2017(2)	2,500,000	2,756,249
		19,263,409

Satellite - 1.49%
DigitalGlobe, Inc.
10.500%, 05/01/2014(2)	150,000	162,000
GeoEye, Inc.
9.625%, 10/01/2015(2)	600,000	612,000
Hughes Network Systems LLC
9.500%, 04/15/2014	75,000	76,313
9.500%, 04/15/2014	1,560,000	1,602,900
Intelsat Corp.
9.250%, 06/15/2016(2)	500,000	520,000
Intelsat Intermediate Holding Co. SA
9.500%, 02/01/2015(2)(4)	275,000	285,313
Intelsat Jackson Holdings SA
9.500%, 06/15/2016(2)	900,000	949,500
11.250%, 06/15/2016	600,000	643,500
8.500%, 11/01/2019(2)	1,025,000	1,042,937
		5,894,463

Services Other - 4.17%
ARAMARK Corp.
3.749%, 02/01/2015(1)	65,000	58,500
3.781%, 02/01/2015	3,705,000	3,760,574
Corrections Corp. of America
6.250%, 03/15/2013	999,000	1,010,239
6.750%, 01/31/2014	1,450,000	1,468,125
7.750%, 06/01/2017	1,725,000	1,776,750
Education Management LLC
8.750%, 06/01/2014	1,200,000	1,233,000
10.250%, 06/01/2016	215,000	228,438
The Geo Group, Inc.
7.750%, 10/15/2017(2)	1,825,000	1,856,937
GXS Worldwide, Inc.
9.750%, 06/15/2015(2)	925,000	883,375
Iron Mountain, Inc.
7.750%, 01/15/2015	1,000,000	1,012,500
8.750%, 07/15/2018	1,710,000	1,791,225
8.000%, 06/15/2020	375,000	379,688
8.375%, 08/15/2021	325,000	335,156
The ServiceMaster Co.
10.750%, 07/15/2015(2)(7)	625,000	643,750
		16,438,257
Technology - 0.86%
Xerox Capital Trust I
8.000%, 02/01/2027	3,445,000	3,409,723

Textile/Apparel - 1.18%
Levi Strauss & Co.
9.750%, 01/15/2015	1,870,000	1,958,825
8.875%, 04/01/2016	1,200,000	1,251,000
Quiksilver, Inc.
6.875%, 04/15/2015	1,700,000	1,457,750
		4,667,575
Transport Other - 0.90%
General Maritime Corp.
12.000%, 11/15/2017(2)	1,775,000	1,846,000
Navios Maritime Holdings, Inc.
9.500%, 12/15/2014	630,000	626,850
8.875%, 11/01/2017(2)	1,050,000	1,073,625
		3,546,475
Wireless - 4.10%
American Tower Corp.
7.000%, 10/15/2017	575,000	644,000
CC Holdings GS V LLC
7.750%, 05/01/2017(2)	1,575,000	1,712,813
Crown Castle International Corp.
9.000%, 01/15/2015	1,325,000	1,437,625
7.125%, 11/01/2019	100,000	100,500
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	175,000	175,438
9.250%, 11/01/2014	2,690,000	2,696,724
Nextel Communications, Inc.
Series C, 5.950%, 03/15/2014	350,000	319,375
Series D, 7.375%, 08/01/2015	3,125,000	2,898,438
Rogers Communications, Inc.
7.250%, 12/15/2012	30,000	34,338
SBA Telecommunications, Inc.
8.000%, 08/15/2016(2)	625,000	653,125
8.250%, 08/15/2019(2)	700,000	738,500
Sprint Capital Corp.
8.750%, 03/15/2032	2,775,000	2,462,812
Wind Acquisition Finance SA
11.750%, 07/15/2014(2)	1,325,000	1,424,375
12.250%, 07/15/2017(2)(7)	950,000	883,500
		16,181,563
Wirelines - 4.90%
Embarq Corp.
7.995%, 06/01/2036	1,975,000	2,108,660
Frontier Communications Corp.
7.875%, 01/15/2027	125,000	115,000

9.000%, 08/15/2031	3,455,000	3,368,624
Level 3 Financing, Inc.
9.250%, 11/01/2014	1,040,000	990,600
4.140%, 02/15/2015(1)	350,000	280,875
10.000%, 02/01/2018(2)	2,400,000	2,214,000
Qwest Communications International, Inc.
Series B, 7.500%, 02/15/2014	875,000	888,125
7.125%, 04/01/2018(2)	1,975,000	1,984,875
Qwest Corp.
8.875%, 03/15/2012	750,000	816,563
7.500%, 10/01/2014	1,050,000	1,123,500
7.500%, 06/15/2023	425,000	412,250
6.875%, 09/15/2033	2,550,000	2,352,375
Windstream Corp.
8.625%, 08/01/2016	1,150,000	1,175,875
7.875%, 11/01/2017	1,500,000	1,473,750
		19,305,072

TOTAL CORPORATE BONDS (Amortized Cost $343,272,862)		363,717,670

CONVERTIBLE CORPORATE BONDS - 0.01%
Aerospace/Defense - 0.01%
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035(2)	15,000	15,731

TOTAL CONVERTIBLE CORPORATE BONDS (Amortized Cost $16,210)		15,731

BANK LOANS - 2.79%(8)
Aerospace/Defense - 0.08%
Sequa Corp. - Term Loan
3.510%, 03/08/2010	11,385	10,493
3.940%, 03/15/2010	9,829	9,058
3.890%, 04/01/2010	316,382	291,580
		311,131
Automotive - 0.25%
Ford Motor Co. - Tranche B-1 Term Loan
3.240%, 03/16/2010	60,971	57,271
3.260%, 04/15/2010	993,257	932,972
		990,243
Building Products - 0.05%
Collins & Aikman Floorcoverings, Inc. - Loan
2.756%, 03/10/2010	146,936	126,368
2.751%, 04/13/2010	31,095	26,742

2.751%, 04/14/2010	15,046	12,939
2.751%, 04/19/2010	18,367	15,796
		181,845
Chemicals - 0.11%
Lyondell Chemical Co. - Dutch Revolving Credit Loan
3.729%, 03/31/2010	4,812	4,102
Lyondell Chemical Co. - Dutch Tranche A Dollar Term Loan
3.729%, 03/31/2010	10,893	9,286
Lyondell Chemical Co. - German Tranche B-1 Euro Term Loan
3.979%, 03/31/2010	13,816	11,777
Lyondell Chemical Co. - German Tranche B-2 Euro Term Loan
3.979%, 03/31/2010	13,816	11,777
Lyondell Chemical Co. - German Tranche B-3 Euro Term Loan
3.979%, 03/31/2010	13,816	11,777
Lyondell Chemical Co. - Initial New Money Loan
1.500%, 03/31/2010(9)	35,653	30,392
13.000%, 03/31/2010	71,338	60,813
Lyondell Chemical Co. - Primary Revolving Credit Loan
3.729%, 03/31/2010	18,046	15,384
Lyondell Chemical Co. - Roll-Up Loan
5.792%, 03/26/2010	106,662	90,925
6.560%, 03/31/2010	118	101
Lyondell Chemical Co. - U.S. Tranche A Dollar Term Loan
3.729%, 03/31/2010	34,383	29,311
Lyondell Chemical Co. - U.S. Tranche B-1 Dollar Term Loan
7.000%, 03/31/2010	59,951	51,106
Lyondell Chemical Co. - U.S. Tranche B-2 Dollar Term Loan
7.000%, 03/31/2010	59,951	51,106
Lyondell Chemical Co. - U.S. Tranche B-3 Dollar Term Loan
7.000%, 03/31/2010	59,951	51,106
		428,963
Electric - 0.87%
Texas Competitive Holdings Co. LLC - Initial Tranche B-2 Term Loan
3.728%, 03/09/2010	4,221,275	3,413,427
3.751%, 03/31/2010	43,631	35,281
		3,448,708

Exploration & Production - 0.15%
Dresser, Inc. - Term B Loan
2.479%, 03/18/2010	11,888	11,408
2.500%, 05/18/2010	588,112	564,342
		575,750
Gaming - 0.47%
Harrah’s - Term Loan
4.104%, 03/05/2010(9)	2,275,000	1,847,489

Healthcare - 0.17%
HCA, Inc. - Tranche B-1 Term Loan
2.501%, 03/31/2010	725,279	689,674

Media Other - 0.12%
Citadel Broadcasting Corp. - Tranche B Term Loan
1.980%, 03/31/2010	411,888	342,529
Univision Communications, Inc. - Initial Term Loan
2.501%, 03/31/2010	150,000	129,820
		472,349
Publishing/Printing - 0.22%
Merrill Communications LLC - Loan (Second Lien)
14.750%, 03/31/2010	150,000	112,500
15.000%, 05/03/2010	1,733	1,299
Nielsen Finance LLC - Class A Dollar Term Loan
2.228%, 03/09/2010	358,758	339,795
RH Donnelley, Inc. - Loan
9.250%, 03/31/2010	45,798	45,150
9.250%, 04/30/2010	137,484	135,536
9.250%, 05/28/2010	137,484	135,536
Tribune Co. - Tranche X Advance
5.000%, 06/01/2009(5)	192,000	116,229
		886,045
Retail Non Food/Drug - 0.23%
Claire’s Stores, Inc. - Term B Loan
3.001%, 03/31/2010	347,328	288,779
Michaels Stores, Inc. - B-1 Term Loan
2.500%, 04/30/2010	5,446	4,928
2.500%, 05/10/2010	216,295	195,713
2.500%, 05/12/2010	174,504	157,898
2.500%, 05/17/2010	93,625	84,716
2.563%, 05/27/2010	212,664	192,428
		924,462

Technology - 0.07%
First Data Corp. - Initial Tranche B-1 Term Loan
2.999%, 03/24/2010	8,220	7,204
2.979%, 03/24/2010	270,379	236,938
3.001%, 03/31/2010	14,651	12,839
		256,981

TOTAL BANK LOANS (Amortized Cost $10,391,287)		11,013,640

COMMON STOCKS - 0.35%
Media Cable - 0.25%
Charter Communications, Inc.(10)	31,035	923,292
Virgin Media, Inc.	3,372	54,626
		977,918
Publishing/Printing - 0.10%
Dex One Corp.(10)	12,498	372,440
SuperMedia, Inc.(10)	998	41,916
		414,356

TOTAL COMMON STOCKS (Cost $4,091,689)		1,392,274

RIGHTS AND WARRANTS - 0.00%(11)
Media Cable - 0.00%(8)
Charter Communications, Inc.
expires 11/30/2014 at $46.86	1,415	7,429

TOTAL RIGHTS AND WARRANTS (Cost $470,181)		7,429

MONEY MARKET MUTUAL FUNDS - 4.64%
Dreyfus Cash Advantage Plus Fund
(0.126% 7-Day Yield)	18,287,221	18,287,221

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $18,287,221)		18,287,221

Total Investments - 100.03% (Cost $376,529,450)		$394,433,965

Liabilities in Excess of Other Assets - (0.03)%		(110,252)

Net Assets - 100.00%		$394,323,713

(1) Floating or variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $101,463,303, which represents approximately 25.73% of net assets as of February 28, 2010.

(3) Zero coupon bond reflects effective yield on the date of purchase.

(4) Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at February 28, 2010.

(5) Security is currently in default/non-income producing.

(6) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(7) Pay-in-kind securities.

(8) Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at February 28, 2010. Bank Loans, while exempt from registration, under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(9) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(10) Non-income producing.

(11) Amount represents less than 0.005% of net assets.

Common Abbreviations:

BV - Besloten Vennootschap a Dutch private limited liability company.

GMBH - Gesellschaft mit Beschränkter Haftung a German Limited Liability Company.

LLC — Limited Liability Corporation.

LP — Limited Partnership.

PLC - Public Limited Co.

REIT — Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

ULC — Unlimited Liability Corporation.

See Notes to Quarterly Statement of Investments.

Statement of Investments
February 28, 2010 (Unaudited)	Emerging Markets Debt Fund

		Principal	Market Value
Interest Rate/Maturity Date	Currency	Amount *	(Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 80.98%
Argentina - 8.31%
Republic of Argentina
10.500%, 11/14/2002(1)	EUR	$2,165,000	$587,844
8.375%, 12/20/2003(1)		135,000	58,050
7.000%, 03/18/2004(1)	EUR	30,000	16,748
7.000%, 03/18/2004(1)	EUR	58,000	16,152
10.000%, 01/07/2005(1)	EUR	1,035,000	602,482
0.000%, 03/29/2005(1)		154,000	66,220
9.000%, 05/24/2005(1)	EUR	191,000	106,631
11.000%, 12/04/2005(1)		600,000	258,000
9.000%, 04/26/2006(1)	EUR	58,000	32,578
11.000%, 10/09/2006(1)		1,210,000	520,300
10.000%, 01/03/2007(1)	ITL	140,000,000	41,104
10.250%, 01/26/2007(1)	EUR	661,000	384,773
8.000%, 02/26/2008(1)	EUR	243,000	137,316
15.500%, 12/19/2008(1)		755,000	320,875
11.750%, 04/07/2009(1)		3,187,000	1,370,410
9.000%, 07/06/2010(1)	EUR	420,000	231,618
11.750%, 06/15/2015(1)		1,210,000	520,300
7.000%, 10/03/2015		7,400,000	5,356,367
0.000%, 03/31/2023(1)		184,000	105,800
6.000%, 03/31/2023(1)		480,000	276,000
9.750%, 09/19/2027(1)		617,000	265,310
2.260%, 12/31/2038(2)	EUR	1,250,000	474,026
			11,748,904

Brazil - 9.33%
Nota Do Tesouro Nacional
Series F, 10.000%, 01/01/2017	BRL	6,610,000	3,210,760
Republic of Brazil
6.000%, 01/17/2017		100,000	109,350
5.875%, 01/15/2019		1,925,000	2,079,481
8.875%, 04/15/2024		150,000	196,500
8.750%, 02/04/2025		1,550,000	2,007,250
10.125%, 05/15/2027		25,000	36,250
12.250%, 03/06/2030		20,000	34,300
8.250%, 01/20/2034		130,000	163,150
11.000%, 08/17/2040		3,990,000	5,356,574
			13,193,615

Colombia - 5.89%
Bogota Distrio Capital
9.750%, 07/26/2028	COP	3,978,000,000	2,234,069
Republic of Colombia
7.375%, 03/18/2019		1,760,000	2,024,000
11.750%, 02/25/2020		1,000,000	1,455,000
9.850%, 06/28/2027	COP	822,000,000	482,361
7.375%, 09/18/2037		1,265,000	1,391,500
6.125%, 01/18/2041		790,000	742,600
			8,329,530

El Salvador - 1.71%
Republic of El Salvador
7.375%, 12/01/2019(4)		220,000	236,500
7.650%, 06/15/2035		2,133,000	2,186,325
			2,422,825

Gabon - 0.61%
Republic of Gabonese
8.200%, 12/12/2017(4)		180,000	193,725
8.200%, 12/12/2017		615,000	661,894
			855,619

Indonesia - 3.92%
Republic of Indonesia
11.625%, 03/04/2019		675,000	977,063
11.625%, 03/04/2019(4)		2,070,000	2,996,325
7.750%, 01/17/2038		1,390,000	1,570,700
			5,544,088

Iraq - 2.11%
Republic of Iraq
5.800%, 01/15/2028		3,785,000	2,990,150

Malaysia - 1.81%
Malaysian Government
3.741%, 02/27/2015	MYR	4,450,000	1,301,483
4.378%, 11/29/2019	MYR	4,260,000	1,264,052
			2,565,535

Mexico - 9.43%
Mexican Bonos
8.500%, 12/13/2018	MXN	6,330,000	524,904
7.500%, 06/03/2027	MXN	15,340,000	1,133,482
8.500%, 05/31/2029	MXN	32,910,000	2,662,269
United Mexican States
11.375%, 09/15/2016		600,000	843,000
5.950%, 03/19/2019		528,000	568,920
8.125%, 12/30/2019		935,000	1,167,581
8.000%, 09/24/2022		445,000	560,144
8.300%, 08/15/2031		3,750,000	4,743,749
6.750%, 09/27/2034		800,000	864,000
6.050%, 01/11/2040		264,000	261,360
			13,329,409

Pakistan - 0.33%
Islamic Republic of Pakistan
7.125%, 03/31/2016		525,000	466,594

Panama - 3.74%
Republic of Panama
7.250%, 03/15/2015		505,000	580,750
5.200%, 01/30/2020		2,205,000	2,243,588
9.375%, 01/16/2023(3)		25,000	32,750
7.125%, 01/29/2026		600,000	670,500
9.375%, 04/01/2029		1,310,000	1,755,400
			5,282,988

Peru - 2.81%
Republic of Peru
9.875%, 02/06/2015		5,000	6,325
7.125%, 03/30/2019		605,000	707,094
7.350%, 07/21/2025		1,815,000	2,121,281
8.750%, 11/21/2033		745,000	964,775
6.550%, 03/14/2037		170,000	179,138
			3,978,613

Philippines - 4.78%
Republic of Philippines
8.000%, 01/15/2016		120,000	140,628
7.500%, 09/25/2024		1,640,000	1,837,866
10.625%, 03/16/2025		70,000	96,996
9.500%, 02/02/2030		1,750,000	2,270,625
7.750%, 01/14/2031		1,715,000	1,912,225
6.375%, 01/15/2032		520,000	503,776
			6,762,116

Poland - 2.35%
Republic of Poland
6.375%, 07/15/2019		3,060,000	3,323,925

Qatar - 1.30%
State of Qatar
5.250%, 01/20/2020(4)		1,815,000	1,842,225

Russia - 6.15%
Russian Federation
7.500%, 03/31/2030		7,655,360	8,698,403

South Africa - 1.44%
Republic of South Africa
8.500%, 06/23/2017(3)		20,000	24,300
8.250%, 09/15/2017	ZAR	5,150,000	649,652
6.875%, 05/27/2019		705,000	787,838
5.875%, 05/30/2022		560,000	569,800
			2,031,590

Turkey - 3.26%
Republic of Turkey
7.250%, 03/15/2015		220,000	246,125
7.500%, 11/07/2019		2,155,000	2,437,844
7.375%, 02/05/2025		550,000	605,688
6.875%, 03/17/2036		1,305,000	1,314,787
			4,604,444

Ukraine - 2.90%
Ukraine Government
3.200%, 12/19/2010	JPY	270,000,000	2,849,610
6.385%, 06/26/2012(9)		1,300,000	1,244,750
			4,094,360

Uruguay - 2.42%
Republic of Uruguay
8.000%, 11/18/2022		740,000	858,400
7.875%, 01/15/2033(5)		975,800	1,063,622
7.625%, 03/21/2036		1,400,000	1,505,000
			3,427,022

Venezuela - 6.38%
Republic of Venezuela
1.249%, 04/20/2011(6)		7,535,000	6,913,363
8.500%, 10/08/2014		1,540,000	1,293,600
13.625%, 08/15/2018(9)		420,000	407,400
7.750%, 10/13/2019(9)		585,000	401,456
			9,015,819

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $104,754,416)			114,507,774

CORPORATE BONDS - 6.99%
India - 0.25%
Vedanta Resources PLC
9.500%, 07/18/2018(4)		340,000	360,400

Indonesia - 0.21%
PT Adaro Indonesia
7.625%, 10/22/2019(4)		295,000	294,263

Kazakhstan - 0.25%
HSBK Europe BV
9.250%, 10/16/2013(4)		110,000	113,025
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018(4)		205,000	235,238
			348,263

Malaysia - 3.33%
Penerbangan Malaysia BHD
5.625%, 03/15/2016		820,000	886,691
Petroliam Nasional BHD
7.750%, 08/15/2015(4)		335,000	398,308
Petronas Capital Ltd.
5.250%, 08/12/2019(4)		530,000	536,992
7.875%, 05/22/2022		2,375,000	2,880,801
			4,702,792

Mexico - 0.86%
Pemex Finance Ltd.
9.150%, 11/15/2018		1,025,000	1,219,750

Russia - 0.42%
TNK-BP Finance SA
7.250%, 02/02/2020(4)		305,000	302,896
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700%, 08/07/2018(4)		160,000	186,800
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.375%, 04/30/2013(4)		100,000	107,370
			597,066

South Korea - 0.45%
Export-Import Bank of Korea
8.125%, 01/21/2014		545,000	634,701

Tunisia - 0.59%
Banque Centrale de Tunisie
7.375%, 04/25/2012		545,000	600,181
6.250%, 02/20/2013	EUR	160,000	233,388
			833,569

Venezuela - 0.63%
Petroleos de Venezuela SA
5.000%, 10/28/2015		345,000	216,488
5.250%, 04/12/2017		1,105,000	672,668
			889,156

TOTAL CORPORATE BONDS (Amortized Cost $9,992,545)			9,879,960

CREDIT LINKED NOTES - 4.78%
Brazil - 2.78%
Nota Do Tesouro Nacional
10.000%, 01/01/2017(3)(7)	BRL	600,000	291,446
10.000%, 01/01/2017(3)(8)	BRL	7,500,000	3,643,071
			3,934,517

Indonesia - 2.00%
Republic of Indonesia
11.000%, 11/16/2020(3)(7)	IDR	3,100,000,000	358,733
12.800%, 06/17/2021(3)(8)	IDR	5,400,000,000	692,571
12.800%, 06/17/2021(3)(8)	IDR	13,800,000,000	1,769,904
			2,821,208

TOTAL CREDIT LINKED NOTES (Cost $6,623,679)			6,755,725

	Expiration	Exercise	Number of	Market Value
	Date	Price	Contracts	(Expressed in U.S. $)
PURCHASED OPTIONS - 0.27%
Put Option - 0.27%
Euro Put Option(3)	May 4, 2010	$1.39	12,905,000	379,226

TOTAL PURCHASED OPTIONS (Cost $323,358)				379,226

		Market Value
Interest Rate/Maturity Date	Shares	(Expressed in U.S. $)

MONEY MARKET MUTUAL FUNDS - 4.50%
Dreyfus Cash Advantage Plus Fund
(0.126% 7-Day Yield)	6,360,134	6,360,134

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $6,360,134)		6,360,134

Total Investments - 97.52% (Cost $128,054,132)		$137,882,819

Other Assets In Excess of Liabilities - 2.48%		3,505,463

Net Assets - 100%		$141,388,282

*  The principal/contract amount of each security is stated in the currency in which the  bond is denominated (U.S. Dollar unless otherwise notated).  See below.

BRL           Brazilian Real

COP           Colombian Peso

EUR           Euro Currency

IDR            Indonesian Rupiah

ITL             Italian Lira

JPY            Japanese Yen

MXN         Mexican Peso

MYR          Malaysian Ringgit

ZAR          South Aftrican Rand

(1) Security is currently in default/non-income producing.

(2) Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at February 28, 2010.

(3) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Advisor and may be resold, normally to qualified buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,804,067, which represents approximately 5.52% of net assets as of February 28, 2010.

(5) Pay-in-kind securities.

(6) Floating or variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

(7) The underlying security is issued by HSBC Bank.

(8) The underlying security is issued by JP Morgan Chase.

(9) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of February 28, 2010, the aggregate market value of those securities was $2,053,606, representing 1.45% of net assets.

Common Abbreviations:

BHD - Berhad is the Malaysian term for public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

PT - Perseroan Terbatas an Indonesian limited liability company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Contract Description	Contracted Amount	Purchase/Sale Contract	Expiration Date	Value on Settlement Date	Current Value	Unrealized Depreciation

EUR	2,420,558 (EUR)	Sale	03/31/2010	$3,279,880	$3,295,818	$(15,938)
JPY	251,251,014 (JPY)	Sale	03/31/2010	2,786,492	2,828,474	(41,982)
					$6,124,292	$(57,920)

EUR	317,650 (EUR)	Purchase	03/31/2010	430,463	$432,510	$2,047
CNY	9,325,510 (CNY)	Purchase	11/23/2010	1,390,000	1,365,575	(24,425)
					$1,798,085	$(22,378)

See Notes to Quarterly Statement of Investments.

STONE HARBOR INVESTMENT FUNDS

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

February 28, 2010 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consist of Stone Harbor Emerging Markets Debt Fund and Stone Harbor High Yield Bond Fund (each, a “Fund and together, the Funds”), is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Investment Valuation: Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(a) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Forward Foreign Currency Contracts.  : The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit Default Swaps:  The Funds may enter into credit default swap contracts for hedging purposes, to gain market exposure or to add leverage to its portfolio. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation, index or other investment from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign issuer, on the referenced debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty.

(e) Loan Participations. The High Yield Bond Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other Risks. Consistent with their objective to seek high current income, the Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(h) Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. The Fund may substitute quarterly distributions from net investment income with distributions from net realized gains that are otherwise required to be distributed and are not subject to diminishment. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Expenses. Direct expenses are charged to the Funds; general expenses of the Series are allocated to the Funds based on each Fund’s relative net assets.

(j) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

2.  Unrealized Appreciation and Depreciation on Investments

At February 28, 2010 the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Stone Harbor	Stone Harbor
	Emerging Markets Debt Fund	High Yield Bond Fund
Gross appreciation (excess of value over tax cost)	$10,335,192	$24,452,948
Gross depreciation (excess of tax cost over value)	(841,871)	(7,835,531)
Net unrealized appreciation/(depreciation)	$9,493,321	$16,617,417
Cost of investments for income tax purposes	$128,389,498	$377,816,548

3. Fair Value Measurements

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of February 28, 2010 in valuing the Funds’ assets:

Stone Harbor Emerging Markets Debt Fund

Assets:

Investments in Securities at Value*	Level 1 - Quoted Prices in Active Market for Identical Assets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Sovereign Debt Obligations	$—	$114,100,374	$—	$114,100,374
Corporate Bonds	—	10,287,360	—	10,287,360
Credit Linked Notes	—	—	6,755,725	6,755,725
Purchased Options	—	379,226	—	379,226
Money Market Mutual Funds	—	6,360,134	—	6,360,134
TOTAL	$—	$131,127,094	$6,755,725	$137,882,819

Liabilities:

Other Financial Instruments at Value	Level 1 - Quoted Prices in Active Market for Identical Assets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Derivative Instruments**	$—	$80,298	$—	$80,298
TOTAL	$—	$80,298	$—	$80,298

*   For detailed Industry descriptions, see the accompanying Statement of Investments.

** Derivative instruments are forward foreign currency contracts held at February 28, 2010.

Stone Harbor High Yield Bond Fund

Assets:

Investments in Securities at Value*	Level 1 - Quoted Prices in Active Market for Identical Assets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$359,620,604	$4,097,066	$363,717,670
Convertible Corporate Bonds	—	15,731	—	15,731
Bank Loans	—	10,581,189	432,451	11,013,640
Common Stocks	1,392,274	—	—	1,392,274
Rights and Warrants	7,429	—	—	7,429
Money Market Mutual Funds	—	18,287,221	—	18,287,221
TOTAL	$1,399,703	$388,504,745	$4,529,517	$394,433,965

*   For detailed Industry descriptions, see the accompanying Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Stone Harbor Emerging Markets Debt Fund

Investments in Securities	Balance as of May 31, 2009	Realized Gain	Change in Unrealized Appreciation	Net Purchases/(Sales)	Transfers in and/or (out) of Level 3	Balance as of February 28, 2010
Credit Linked Notes	$—	$7,795	$132,046	$6,615,884	$—	$6,755,725
TOTAL	$—	$7,795	$132,046	$6,615,884	$—	$6,755,725

Stone Harbor High Yield Bond Fund

Investments in Securities	Balance as of May 31, 2009	Realized Gain	Change in Unrealized Appreciation	Net Purchases/(Sales)	Transfers in and/or (out) of Level 3	Balance as of February 28, 2010
Corporate Bonds	$1,042,064	$13,051	$2,792,453	$(468,905)	$718,403	$4,097,066
Bank Loans	312,000	26,603	56,516	(78,897)	116,229	432,451
TOTAL	$1,354,064	$39,654	$2,848,969	$(547,802)	$834,632	$4,529,517

Item 2. Controls and Procedures.

(a)                                  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	April 29, 2010

By:	/s/ James J. Dooley
James J. Dooley
Treasurer, Chief Financial Officer/Principal Financial Officer

Date:	April 29, 2010

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